SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Remaining Performance Obligations	$ 87,868
Deferred Revenue	67,854
Uncollected amounts of deferred revenue	20,014
Revenues recognized from deferred revenues	$ 55,427
Dilutive securities excluded from diluted earnings per share	281,248	178,953